ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)		1 Months Ended	6 Months Ended
	May 26, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 14, 2021 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of offerings | item	2
Number of warrants to purchase ordinary shares	911,112										1,680,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 2.25										$ 1.25
Fair value of warrants | $	$ 1,689,389		$ 2,880,000						$ 22,880,000		$ 1,639,333
Fair value of the warrant liability		$ 29,520,000	5,370,000			¥ 37,043,871	$ 2,490,000	¥ 16,677,328
Fair value changes of warrants liability		$ 5,340,000	$ 2,913,423	¥ 20,097,665	¥ (147,168,952)
Second Offering Member
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares		8,814,102
Fair value of warrants		34,860,000
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	0.40		4.11			4.11	3.00	3.00		0.90	0.35
Measurement input, expected term
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | $			3.96				4.46			5.50
Warrants and rights outstanding, term	5 years 6 months										5 years 6 months
Measurement input, price volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	99.50		108			108	109	109		111	104.26
Measurement input, expected dividend rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input	0										0